Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
3.	Discontinued Operations
On March 1, 2022, we completed the previously announced separation of our spine and dental businesses through the distribution of 80.3% of the outstanding shares of common stock of ZimVie to our stockholders at the close of business on February 15, 2022 (the “Record Date”). The distribution was made in the amount of one share of ZimVie common stock for every ten shares of our common stock owned by our stockholders at the close of business on the Record Date. Fractional shares of ZimVie common stock were not issued but instead were aggregated and sold in the open market with the proceeds being distributed pro rata in lieu of such fractional shares. We retained 19.7 percent of the outstanding common shares of ZimVie.
In the fourth quarter of 2021, ZimVie entered into a credit agreement with a financial institution providing for revolving loans of up to $175.0 million and term loan borrowings of up to $595.0 million. On February 28, 2022, prior to separation, ZimVie borrowed the entire $595.0 million available under the term loan. Approximately $540.6 million of this amount was paid by ZimVie to Zimmer Biomet in the form of a dividend at separation. We used proceeds from the dividend, along with cash on hand and proceeds from a draw on our revolving credit facility, to repay our 3.150% Senior Notes due 2022 which had an outstanding principal balance of $750.0 million.
Also, in connection with the spinoff, we entered into definitive agreements with ZimVie that, among other things, set forth the terms and conditions of the separation and distribution. The agreements set forth the principles and actions taken or to be taken in connection with the separation and the distribution and provide a framework for our relationship with ZimVie from and after the separation and the distribution. The agreements include a Separation and Distribution Agreement, a Tax Matters Agreement, an Employee Matters Agreement, a Transition Services Agreement (the “TSA”), an Intellectual Property Matters Agreement, a Stockholder and Registration Rights Agreement, a Transition Manufacturing and Supply Agreement (the “TMA”), a Reverse Transition Manufacturing and Supply Agreement (the “Reverse TMA”) and a Transitional Trademark License Agreement, each dated as of March 1, 2022.
Pursuant to the TSA, both we and ZimVie agree to provide certain services to each other, on an interim, transitional basis from and after the separation and the distribution. The services include certain regulatory services, commercial services, operational services, tax services, clinical affairs services, information technology services, finance and accounting services and human resource and employee benefits services. The remuneration to be paid for such services is generally intended to allow the company providing the services to recover all of its costs and expenses of providing such services. The TSA will terminate on the expiration of the term of the last service provided thereunder, which will generally be no later than March 31, 2025. However, we expect most TSA services will be completed by the end of 2023.
Pursuant to the TMA and the Reverse TMA, Zimmer Biomet or ZimVie, as the case may be, will manufacture or cause to be manufactured certain products for the other party, on an interim, transitional basis. Pursuant to such agreements, Zimmer Biomet or ZimVie, as the case may be, will be required to purchase certain minimum amounts of products from the other party. Each of the TMA and the Reverse TMA has a two-year
term, with a
one-year
extension possible upon mutual agreement of the parties.
We recognize any gains or losses from the TSA and TMA agreements in Acquisition, integration, divestiture and related expense in our consolidated statements of earnings. Amounts included in the consolidated statements of earnings related to these agreements for the years ended December 31, 2021 and 2020 were immaterial.
As discussed in Note 1, Business, the results of our spine and dental businesses have been reflected as discontinued operations in the consolidated statements of earnings for the years presented. Details of earnings (loss) from discontinued operations included in our consolidated statements of earnings are as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Net Sales	$1,008.8	$896.9	$1,021.6
Cost of products sold, excluding intangible asset amortization	380.6	304.0	308.9
Intangible asset amortization	86.2	85.5	83.4
Research and development	61.3	49.0	55.2
Selling, general and administrative	480.5	465.0	533.7
Goodwill and intangible asset impairment	—	142.0	—
Restructuring and other cost reduction initiatives	3.3	9.7	1.8
Quality remediation	0.2	0.2	0.4
Acquisition, integration, divestiture and related	76.8	12.4	12.7
Other expense (income), net	0.5	(1.6)	(0.2)

(Loss) Earnings from discontinued operations before income taxes	(80.6)	(169.3)	25.7
(Benefit) Provision for income taxes from discontinued operations	(37.2)	(41.1)	12.3

(Loss) Earnings from discontinued operations, net of tax	$(43.4)	$(128.2)	$13.4

Details of assets and liabilities of discontinued operations are as follows (in millions):

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$100.4	$27.4
Accounts receivable, less allowance for credit losses	145.3	174.6
Inventories	246.5	276.5
Prepaid expenses and other current assets	9.4	9.7

Total Current Assets of Discontinued Operations	$501.6	$488.2

Property, plant and equipment, net	$179.9	$183.9
Goodwill	272.8	278.7
Intangible assets, net	766.2	891.0
Other assets	57.9	63.3

Total Noncurrent Assets of Discontinued Operations	$1,276.8	$1,416.9

Accounts payable	$44.7	$48.1
Income taxes payable	3.1	3.8
Other current liabilities	129.4	155.6

Total Current Liabilities of Discontinued Operations	$177.2	$207.5

Deferred income taxes, net	$107.1	$164.0
Other long-term liabilities	61.3	62.9

Total Noncurrent Liabilities of Discontinued Operations	$168.4	$226.9